FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Corporate borrowings	$ 1,993	$ 2,101
Non-recourse Borrowings	13,113	8,063
Subsidiary and corporate borrowings	15,106	10,164
Preferred shares	20	20
Cash and cash equivalents	(713)	(459)
Net debt	14,413	9,725
Total partnership capital	14,668	13,474	$ 9,644	$ 7,176
Total capital and net debt	$ 29,081	$ 23,199
Net debt to capitalization ratio	50.00%	42.00%